Quarterly Results of Operations - Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Total revenue	$ 4,638	$ 4,552	$ 248	$ 279	$ 223	$ 262	$ 240	$ 282	$ 9,717	$ 1,007
Operating expenses:
Research and development	3,884	1,593	1,423	1,984	1,477	818	700	786	8,884	3,781
General and administrative	974	1,463	1,118	1,220	887	1,013	913	1,083	4,775	3,896
Collaboration arrangement acquisition cost		15,943							15,943
Restructuring and asset impairment	6	7	7	7	8	8	9	9	27	34
Total operating expenses	4,864	19,006	2,548	3,211	2,372	1,839	1,622	1,878	29,629	7,711
Loss from operations	(226)	(14,454)	(2,300)	(2,932)	(2,149)	(1,577)	(1,382)	(1,596)	(19,912)	(6,704)
Interest expense, net	(425)	(420)	(406)	(392)	(394)	(381)	(379)	(366)
Other income (expense)	(4)		(4)	(1)		(4)		2	(9)	(2)
Loss before income taxes	(655)	(14,874)	(2,710)	(3,325)	(2,543)	(1,962)	(1,761)	(1,960)
Income tax provision								(1)	0	0
Net loss	$ (655)	$ (14,874)	$ (2,710)	$ (3,325)	$ (2,543)	$ (1,962)	$ (1,761)	$ (1,961)	$ (21,564)	$ (8,226)
Basic and diluted net loss per common share	$ 0.00	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.04)
Shares used in computing basic and diluted net loss per common share	586,391	374,126	250,417	249,941	201,137	198,670	198,406	197,923	366,165	201,310